Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
4. Leases
The Company’s leases are classified as operating leases and includes office space, automobiles, and copiers. The Company does not have any finance leases, and the Company’s operating leases do not have any residual value guarantees, restrictions or covenants. The Company does not have any leases that have not yet commenced as of December 31, 2019. The majority of our leases have remaining lease terms of 1 to 14 years, some of which include options to extend or terminate the leases. The option to extend or terminate is only included in the lease term if the Company is reasonably certain of exercising that option. Operating lease ROU assets are presented within other assets-net
on the consolidated balance sheet. The current portion of operating lease liabilities are presented within accrued expenses, and the non-current
portion of operating lease liabilities are presented within other long-term liabilities on the consolidated balance sheet.
A subset of the Company’s automobile and copier leases contain variable payments. The variable lease payments for such automobile leases are based on actual mileage incurred at the standard contractual rate. The variable lease payments for such copier leases are based on actual copies incurred at the standard contractual rate. The variable lease costs for all leases are immaterial.

The components of operating lease expense were as follows:

For the Year Ended December 31, 2019
Operating lease cost	$1,108
Short-term operating lease cost	36
Total operating lease cost	1,144

Supplemental cash flow information related to operating leases was as follows:

For the Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities	$1,007
ROU assets obtained in exchange for lease obligations	103
Supplemental balance sheet information related to operating leases was as follows:

	Balance Sheet Classification	Balance at December 31, 2019
Assets:
Right-of-use assets	Other assets - net	$1,903

Liabilities:
Current	Accrued expenses	$967
Noncurrent	Other long-term liabilities	1,487

Total operating lease liabilities		$2,454

As of December 31, 2019, the weighted-average remaining lease term was
5.4
 years. The rate implicit on the Company’s leases are not readily determinable nor is it available to the Company from its lessors. Thus, the Company estimates its incremental borrowing rate based
on information available at
lease commencement in order to discount lease payments to present value.
The weighted-average discount rate of the Company’s operating leases was
4.8
%, as of December 31, 2019. Based on the income approach, including consideration of present value of market-based rent payments for the applicable properties of the Spine segment leases, the Company recorded a write down of $
201
related to a right of use assets.
Maturities of operating lease liabilities were as follows:

Maturity of Operating Lease Liabilities	Balance at December 31, 2019
2020	$1,064
2021	509
2022	216
2023	160
2024	159
2025 and beyond	716
Total future minimum lease payments	2,824

Less imputed interest	(370)

Total operating lease liabilities	$2,454

As previously disclosed in our 2018 Annual Report on Form
10-K/A,
which followed the lease accounting under Topic 840, future commitments relating to operating leases for the five years and period thereafter as of December 31, 2018 were as follows:

Maturity of Operating Lease Liabilities	Balance at December 31, 2018
2019	$523
2020	394
2021	277
2022	162
2023	166
2024 and beyond	882
Total future minimum lease payments	$2,404